Annual Total Returns - FidelityLow-PricedStockFund-KPRO - FidelityLow-PricedStockFund-KPRO - Fidelity Low-Priced Stock Fund - Fidelity Low-Priced Stock Fund - Class K	Sep. 28, 2024
Bar Chart Table:
Annual Return 2014	7.75%
Annual Return 2015	(0.45%)
Annual Return 2016	8.88%
Annual Return 2017	20.79%
Annual Return 2018	(10.68%)
Annual Return 2019	25.81%
Annual Return 2020	9.40%
Annual Return 2021	24.63%
Annual Return 2022	(5.74%)
Annual Return 2023	14.44%